MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS (Details)	1 Months Ended	9 Months Ended
	Feb. 28, 2017 item	Dec. 31, 2017 CNY (¥)
MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS
Capital contribution		¥ 34,000,000
Comprehensive loss		(1,444,363)
Accretion of redeemable non-controlling interests		3,748,639
Balance at the end of the period		¥ 36,304,276
the investors
MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS
Number of investors | item	2
Equity interest acquired	20.00%
Redemption period	6 years
Redemption value interest rate	8.00%